Expense Example, No Redemption - Cohen & Steers Global Realty Shares, Inc.	May 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 568
Expense Example, No Redemption, 3 Years	817
Expense Example, No Redemption, 5 Years	1,085
Expense Example, No Redemption, 10 Years	1,850
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	189
Expense Example, No Redemption, 3 Years	585
Expense Example, No Redemption, 5 Years	1,006
Expense Example, No Redemption, 10 Years	2,180
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	511
Expense Example, No Redemption, 10 Years	1,140
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	138
Expense Example, No Redemption, 3 Years	431
Expense Example, No Redemption, 5 Years	745
Expense Example, No Redemption, 10 Years	1,635
Class Z
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	477
Expense Example, No Redemption, 10 Years	1,061
Class F
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	477
Expense Example, No Redemption, 10 Years	$ 1,061